Reporting Entity	12 Months Ended
Mar. 31, 2018
Reporting Entity [Abstract]
Reporting Entity

MAKEMYTRIP LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in USD thousands, except per share data and share count)

1)	REPORTING ENTITY

MakeMyTrip Limited (the “Parent Company”) together with its subsidiaries and equity-accounted investees (collectively, “the Company” or the “Group”) is primarily engaged in the business of selling travel products and solutions through the subsidiaries in India, the U.S., Singapore, Malaysia, Thailand, the U.A.E, Peru, and Colombia. The Group offers its customers the entire range of travel services including ticketing, tours and packages, and hotels.

The Company is a public limited company incorporated and domiciled in Mauritius and has its registered office at SGG Corporate Services (Mauritius) Limited, Les Cascades Building, 33 Edith Cavell Street, Port Louis, Mauritius. The Company’s ordinary shares representing equity shares are listed on the NASDAQ Stock Exchange.